Subsequent Events	12 Months Ended
Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events
NOTE 22:	SUBSEQUENT EVENTS

On January 29, 2020, Doron Turgeman replaced Josh Levin as the Chief Executive Officer of the Company.

Mr. Turgemen's terms of Employment:

1.	A fixed gross monthly fee of NIS 30,000, excluding value added tax.

2.	Mr. Turgeman shall be employed at a 50% capacity.

3.	Mr. Turgeman shall be entitled to receive monthly car expanses payments of NIS 3,000.

4.	Mr. Turgeman shall be issued with 10,000,000 options to purchase, under the approved ESOP plan of the Company 10,000,000 ordinary shares of the Company consisting about two per cent (2%) of the total issued and outstanding capital share of the Company, at an exercise price of NIS 0.09 per Option. The Options shall vest on a quarterly basis over 36 months, so that 1/12 of the Options shall vest on the last day of each three-month period, provided that on such date Mr. Turgeman is still employed by the Company. The fair value of these Options as of January 29, 2020 (the grant date) was NIS 361,609.